Non-Current Assets - Intangibles - Disclosure of Non-Current Assets - Intangibles (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of detailed information about intangible assets [line items]
Opening net book amount	$ 19,020,336	$ 20,851,699
Exchange difference	1,107,124	(143,689)
Amortization charge	(1,798,305)	(1,687,674)
Closing net book amount	18,329,155	19,020,336
Cost or Fair Value [member]
Disclosure of detailed information about intangible assets [line items]
Opening net book amount	25,368,886	25,476,633
Closing net book amount	26,789,097	25,368,886
Accumulated Depreciation Amortization [member]
Disclosure of detailed information about intangible assets [line items]
Opening net book amount	(6,348,550)	(4,624,934)
Closing net book amount	(8,459,942)	(6,348,550)
Patents 1 [member] | Cost or Fair Value [member]
Disclosure of detailed information about intangible assets [line items]
Opening net book amount	1,915,671	1,915,671
Closing net book amount	1,915,671	1,915,671
Patents 1 [member] | Accumulated Depreciation Amortization [member]
Disclosure of detailed information about intangible assets [line items]
Opening net book amount	(1,915,671)	(1,915,671)
Closing net book amount	(1,915,671)	(1,915,671)
Intellectual Property Assets [member]
Disclosure of detailed information about intangible assets [line items]
Opening net book amount	18,910,374	20,741,737
Exchange difference	1,107,124	(143,689)
Amortization charge	(1,798,305)	(1,687,674)
Closing net book amount	18,219,193	18,910,374
Intellectual Property Assets [member] | Cost or Fair Value [member]
Disclosure of detailed information about intangible assets [line items]
Opening net book amount	23,343,253	23,451,000
Closing net book amount	24,786,169	23,343,253
Intellectual Property Assets [member] | Accumulated Depreciation Amortization [member]
Disclosure of detailed information about intangible assets [line items]
Opening net book amount	(4,432,879)	(2,709,263)
Closing net book amount	(6,566,976)	(4,432,879)
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Opening net book amount	109,962	109,962
Closing net book amount	109,962	109,962
Goodwill [member] | Cost or Fair Value [member]
Disclosure of detailed information about intangible assets [line items]
Opening net book amount	109,962	109,962
Closing net book amount	$ 109,962	$ 109,962